LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Amount		$ 6,176	$ 89,221
Beijing Eastern Media Corporation Ltd. ("BEMC") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[1]	49.00%	49.00%
Amount	[1]	$ 1,461	$ 1,363
Zhejiang AirMedia Guangying Film Production Co., Ltd. ("AM Guangying") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[2]		47.60%
Amount	[2]		$ 3,081
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[3]	40.00%	40.00%
Amount	[3]	$ 256	$ 456
AM Advertising [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[4]		25.00%
Amount	[4]		$ 82,177
Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[5]	15.00%	15.00%
Amount	[5]	$ 1,944	$ 2,144
Beijing Yuyue Film Culture Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[6]	25.00%
Amount	[6]	$ 432
Beijing Yunxing Chuangrong Investment Fund Management Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[7]	50.00%
Amount	[7]	$ 2,083

[1]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC
[2]	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish AM Guangying. AM Guangying was incorporated on December 25, 2013. AM Guangying is mainly engaged in film production. The Group sold its interest in AM Guangying for the year ended December 31, 2016. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of AM Guangying. The Group disposed this investment for the year ended December 31, 2016 with proceeds of $3,014 and loss of $6.
[3]	In September 2015, AM Online entered into an agreement with BlueFocus wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB was incorporated on September 25, 2015. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of LMHB.
[4]	On June 15, 2015, AirMedia entered into a definitive equity interest transfer agreement with Longde Wenchuang to sell 75% equity interest of AM Advertising for a cash consideration of $324,183 as disclosed in Note 1. The transaction was completed on December 7, 2015. Due to various disputes incurred post-closing of the transaction (refer to Note 25- d), the Group is no long able to have significant influence in operational and strategic decisions of the AM Advertising and cannot access to its financial information in fiscal 2016. As a result, the Group started to account its equity interest in AM advertising using cost method in fiscal 2016. During fiscal 2015, the Group accounted its investment in AM advertising using Equity method as the Group had the ability to exercise significant influence over the operation of AM Advertising at that time.
[5]	In May 2015, AM Advertising, Beijing Financial Technology Investment Management Center (limited partnership), Beijing Hongdeshengzheng Investment Co., Ltd., and Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. established Hezhong Chuangjin, which mainly focuses on internet financing. In July 2015, AM Advertising transferred its investment in Hezhong Chuangjin to AM Online, a subsidiary of the Group at carrying value. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin.
[6]	In June 2016, AM Film entered into an agreement with two individual investors to establish a joint venture, Yuyue Film. Yuyue Film is mainly engaged in investment management of film investment and marketing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yuyue Film.
[7]	In February 2016, AM Online entered into an agreement with Haihang Wenhua Holding Group to invest in Yunxing. Yunxing was incorporated on December 17, 2013. Yunxing is mainly engaged in information technology investments in the Hainan Airline. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yunxing.